Significant accounting policies	12 Months Ended
Dec. 31, 2020
Significant accounting policies [Abstract]
Disclosure of significant accounting policies [text block]

2 Significant accounting policies

Statement of compliance

The Consolidated financial statements of Equinor ASA and its subsidiaries (Equinor) have been prepared in accordance with International Financial Reporting Standards (IFRSs) as adopted by the European Union (EU) and with IFRSs as issued by the International Accounting Standards Board (IASB), effective at 31 December 2020.

Basis of preparation

The financial statements are prepared on the historical cost basis with some exceptions, as detailed in the accounting policies set out below. The policies described in this note are, unless otherwise noted, in effect at the balance sheet date. These policies have been applied consistently to all periods presented in these Consolidated financial statements, except as otherwise noted in disclosure related to the impact of policy changes following the adoption of new accounting standards and voluntary changes in 2020. Certain amounts in the comparable years have been restated or reclassified to conform to current year presentation. The subtotals and totals in some of the tables in the notes may not equal the sum of the amounts shown in the primary financial statements due to rounding.

Operating related expenses in the Consolidated statement of income are presented as a combination of function and nature in conformity with industry practice. Purchases [net of inventory variation] and Depreciation, amortisation and net impairment losses are presented in separate lines based on their nature, while Operating expenses and Selling, general and administrative expenses as well as Exploration expenses are presented on a functional basis. Significant expenses such as salaries, pensions, etc. are presented by their nature in the notes to the Consolidated financial statements.

Changes in significant accounting policies in the current period

IFRS 3 Business Combinations

The amendments to IFRS 3, issued in October 2018 and effective from 1 January 2020, introduce clarification to the definition of a business. The amendments clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs, and they narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs. The amendments also establish an optional test to identify a concentration of fair value that, if applied and met, would lead to the conclusion that an acquired set of activities and assets is not a business. Equinor has implemented the amendments effective from 1 January 2020. The amendments are applied for relevant transactions that occur on or after the implementation date but have no effect on the financial statements prior to the implementation.

IFRS 16 Leases

IASB issued amendments to IFRS 16 Leases regarding Covid-19-related rent concessions with effective date from 1 June 2020. The amendments permit lessees, as a practical expedient, not to assess whether particular Covid-19-related rent concessions are lease modifications. Therefore, if meeting the conditions, lessees that apply the practical expedient would recognise the amount of rent forgiven on or before 30 June 2021 in income in the year of the concession. In the absence of the practical expedient, it would have been recognised in income over the duration of the contract. For Equinor, these amendments have no material effect, as Equinor has only received immaterial payable rent-reliefs from our lessors.

Other standard amendments and interpretations of standards

Other standard amendments or interpretations of standards effective as of 1 January 2020 and adopted by Equinor, were not material to Equinor’s Consolidated financial statements upon adoption.

Standards, amendments to standards, and interpretations of standards, issued but not yet adopted

At the date of these Consolidated financial statements, the following standards, amendments to standards and interpretations of standards applicable to Equinor have been issued but were not yet effective.

Interest rate benchmark reform - amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

Following the decision taken by global regulators to replace Interbank Offered Rates (IBORs) with alternative nearly risk-free rates (RFRs), IASB has released two publications addressing issues affecting financial reporting in the period before the replacement of an existing interest rate benchmark with an RFR (phase one), and issues that affect financial reporting when an existing interest rate benchmark is replaced with an RFR (phase two), typically modifications to contracts as a result of the reform. The amendments provide specific guidance on how to treat financial assets and financial liabilities where the basis for determining the contractual cash flows changes as a result of interest rate benchmark reform. As a practical expedient, the amendments require an entity to change the basis for determining the contractual cash flows prospectively by revising the effective interest rate. Had the expedient not existed, the financial instrument should be derecognised by such a contractual change, or, if the modification was insubstantial, the carrying value of the financial instrument recalculated and the adjustment recognised as a profit/loss. This practical expedient only applies when the change in the basis for determining the contractual cash flows is necessary as a direct consequence of interest rate benchmark reform and the new basis for determining the contractual cash flows is economically equivalent to the previous basis. Other amendments to a contract that are not a direct result of the IBOR reform but performed at the same time are not part of the exemption, hence follow the normal policies in IFRS 9. The amendments also provide a non-exhaustive list of examples of changes that give rise to a new basis for determining the contractual cash flows that is economically equivalent to the previous basis.

For Equinor, the transition is relevant for issued bonds with floating interest rates, terms of conditions for bank accounts, project financing, legal contracts and joint venture cash calls as well as for derivatives. Equinor is currently gathering data, mapping contracts and quantifying exposures. Currently, the IBOR reform seems to mainly cause work-load effects from updating and exchanging the interest rate terms for thousands of contracts. Equinor’s risk management strategy has not changed noticeably following the IBOR reform and we do not expect any material financial impact from the reform.

While the phase one amendments were effective from 1 January 2020, the phase two amendments are mandatory and effective for annual periods beginning on or after 1 January 2021, with earlier application permitted. Equinor will apply the amendments at the effective date.

Other standards, amendments to standards and interpretations of standards

Other standards, amendments to standards, and interpretations of standards, issued but not yet effective, are either not expected to materially impact Equinor’s Consolidated financial statements, or are not expected to be relevant to Equinor's Consolidated financial statements upon adoption.

Basis of consolidation

The Consolidated financial statements include the accounts of Equinor ASA and its subsidiaries and include Equinor’s interest in jointly controlled and equity accounted investments.

Subsidiaries

Entities are determined to be controlled by Equinor, and consolidated in Equinor's financial statements, when Equinor has power over the entity, ability to use that power to affect the entity's returns, and exposure to, or rights to, variable returns from its involvement with the entity.

All intercompany balances and transactions, including unrealised profits and losses arising from Equinor's internal transactions, have been eliminated.

When partially divesting subsidiaries which do not constitute a business, and the investment is reclassified to an associate or a jointly controlled investment, Equinor only recognises the gain or loss on the divested part.

Non-controlling interests are presented separately within equity in the Consolidated balance sheet.

Joint operations and similar arrangements, joint ventures and associates

A joint arrangement is present where Equinor holds a long-term interest which is jointly controlled by Equinor and one or more other partners under a contractual arrangement in which decisions about the relevant activities require the unanimous consent of the parties sharing control. Such joint arrangements are classified as either joint operations or joint ventures.

The parties to a joint operation have rights to the assets and obligations for the liabilities, relating to their respective share of the joint arrangement. In determining whether the terms of contractual arrangements and other facts and circumstances lead to a classification as joint operations, Equinor considers the nature of products and markets of the arrangements and whether the substance of their agreements is that the parties involved have rights to substantially all the arrangement's assets. Equinor accounts for its share of assets, liabilities, revenues and expenses in joint operations in accordance with the principles applicable to those particular assets, liabilities, revenues and expenses.

Acquisition of ownership shares in joint ventures and other equity accounted investments in which the activity constitutes a business, are accounted for in accordance with the requirements applicable to business combinations.

Those of Equinor's exploration and production licence activities that are within the scope of IFRS 11 Joint Arrangements have been classified as joint operations. A considerable number of Equinor's unincorporated joint exploration and production activities are conducted through arrangements that are not jointly controlled, either because unanimous consent is not required among all parties involved, or no single group of parties has joint control over the activity. Licence activities where control can be achieved through agreement between more than one combination of involved parties are considered to be outside the scope of IFRS 11, and these activities are accounted for on a pro-rata basis using Equinor's ownership share. Currently there are no significant differences in Equinor's accounting for unincorporated licence arrangements whether in scope of IFRS 11 or not.

Joint ventures, in which Equinor has rights to the net assets, are accounted for using the equity method. These currently include the majority of Equinor’s investments in the New Energy Solutions (NES) operating segment, presented within the reporting segment ‘Other’.

Equinor’s participation in joint arrangements that are joint ventures and investments in companies in which Equinor has neither control nor joint control but has the ability to exercise significant influence over operating and financial policies, are classified as equity accounted investments. Under the equity method, the investment is carried on the Consolidated balance sheet at cost plus post-acquisition changes in Equinor’s share of net assets of the entity, less distributions received and less any impairment in value of the investment. The part of an equity accounted investment’s dividend distribution exceeding the entity’s carrying amount in the Consolidated balance sheet is reflected as income from equity accounted investments in the Consolidated statement of income. Equinor will subsequently only reflect the share of net profit in the investment that exceeds the dividend already reflected as income. Goodwill may arise as the surplus of the cost of investment over Equinor’s share of the net fair value of the identifiable assets and liabilities of the joint venture or associate. Such goodwill is recorded within the corresponding investment. The Consolidated statement of income reflects Equinor’s share of the results after tax of an equity accounted entity, adjusted to account for depreciation, amortisation and any impairment of the equity accounted entity’s assets based on their fair values at the date of acquisition. Net income/loss from equity accounted investments is presented as part of Total revenues and other income, as investments in and participation with significant influence in other companies engaged in energy-related business activities is considered to be part of Equinor’s main operating activities. Where material differences in accounting policies arise, adjustments to the financial statements of equity accounted entities are made in order to bring the accounting policies applied in line with Equinor’s. Material unrealised gains on transactions between Equinor and its equity accounted entities are eliminated to the extent of Equinor’s interest in each equity accounted entity. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Equinor assesses investments in equity accounted entities for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

Equinor as operator of joint operations and similar arrangements

Indirect operating expenses such as personnel expenses are accumulated in cost pools. These costs are allocated on an hours’ incurred basis to business areas and Equinor operated joint operations under IFRS 11 and to similar arrangements (licences) outside the scope of IFRS 11. Costs allocated to the other partners' share of operated joint operations and similar arrangements reduce the costs in the Consolidated statement of income. Only Equinor's share of the statement of income and balance sheet items related to Equinor-operated joint operations and similar arrangements are reflected in the Consolidated statement of income and the Consolidated balance sheet. The accounting for lease contracts in joint operations or similar arrangements depends on whether or not Equinor or all partners equally have the primary responsibility for the lease payments and is described in further detail in the paragraph Leases below.

Reporting segments

Equinor identifies its operating segments (business areas) on the basis of those components of Equinor that are regularly reviewed by the chief operating decision maker, Equinor's corporate executive committee (CEC). Equinor combines business areas when these satisfy relevant aggregation criteria.

Equinor's accounting policies as described in this note also apply to the specific financial information included in reporting segments-related disclosure in these Consolidated financial statements, with an exception for leases. Note 3 Segments includes further information about lease accounting in the reporting segments.

Foreign currency translation

In preparing the financial statements of the individual entities, transactions in foreign currencies (those other than functional currency) are translated at the foreign exchange rate at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the foreign exchange rate at the balance sheet date. Foreign exchange differences arising on translation are recognised in the Consolidated statement of income as foreign exchange gains or losses within Net financial items. Foreign exchange differences arising from the translation of estimate-based provisions, however, generally are accounted for as part of the change in the underlying estimate and as such may be included within the relevant operating expense or income tax sections of the Consolidated statement of income depending on the nature of the provision. Non-monetary assets that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transactions. Loans from Equinor ASA to subsidiaries with other functional currencies than the parent company, and for which settlement is neither planned nor likely in the foreseeable future, are considered part of the parent company’s net investment in the subsidiary. Foreign exchange differences arising on such loans are recognised in Other comprehensive income (OCI) in the Consolidated financial statements.

Presentation currency

For the purpose of preparing the Consolidated financial statements, the statement of income, the balance sheet and the cash flows of each entity are translated from the functional currency into the presentation currency, USD. The assets and liabilities of entities whose functional currencies are other than USD, are translated into USD at the foreign exchange rate at the balance sheet date. The revenues and expenses of such entities are translated using the foreign exchange rates on the dates of the transactions. Foreign exchange differences arising on translation from functional currency to presentation currency are recognised separately in OCI. The cumulative amount of such translation differences relating to an entity and previously recognised in OCI, is reclassified to the Consolidated statement of income and reflected as a part of the gain or loss on disposal of that entity.

Business combinations

Business combinations, except for transactions between entities under common control, are accounted for using the acquisition method of accounting. The acquired identifiable tangible and intangible assets, liabilities and contingent liabilities are measured at their fair values at the date of the acquisition. Acquisition costs incurred are expensed under Selling, general and administrative expenses.

Revenue recognition

Equinor presents Revenue from contracts with customers and Other revenue as a single caption, Revenues, in the Consolidated statement of income.

Revenue from contracts with customers

Revenue from contracts with customers is recognised upon satisfaction of the performance obligations for the transfer of goods and services in each such contract. The revenue amounts that are recognised reflect the consideration to which Equinor expects to be entitled in exchange for those goods and services. Revenue from the sale of crude oil, natural gas, petroleum products and other merchandise is recognised when a customer obtains control of those products, which normally is when title passes at point of delivery, based on the contractual terms of the agreements. Each such sale normally represents a single performance obligation. In the case of natural gas, sales are completed over time in line with the delivery of the actual physical quantities.

Sales and purchases of physical commodities are presented on a gross basis as Revenues from contracts with customers and Purchases [net of inventory variation] respectively in the Consolidated statement of income. When the contracts are deemed financial instruments or part of Equinor’s trading activities, they are settled and presented on a net basis. Sales of Equinor’s own produced oil and gas volumes are always reflected gross as Revenue from contracts with customers.

Revenues from the production of oil and gas properties in which Equinor shares an interest with other companies are recognized on the basis of volumes lifted and sold to customers during the period (the sales method). Where Equinor has lifted and sold more than the ownership interest, an accrual is recognized for the cost of the overlift. Where Equinor has lifted and sold less than the ownership interest, costs are deferred for the underlift.

Revenue is presented net of customs, excise taxes and royalties paid in-kind on petroleum products.

Other revenue

Items representing a form of revenue, or which are closely connected with revenue from contracts with customers, are presented as Other revenue if they do not qualify as revenue from contracts with customers. These other revenue items include taxes paid in-kind under certain production sharing agreements (PSAs) and the net impact of commodity trading and commodity-based derivative instruments connected with sales contracts or revenue-related risk management.

Transactions with the Norwegian State

Equinor markets and sells the Norwegian State's share of oil and gas production from the Norwegian continental shelf (NCS). The Norwegian State's participation in petroleum activities is organised through the SDFI. All purchases and sales of the SDFI's oil production are classified as purchases [net of inventory variation] and revenues from contracts with customers, respectively. Equinor sells, in its own name, but for the Norwegian State's account and risk, the State's production of natural gas. These sales and related expenditures refunded by the Norwegian State are presented net in the Consolidated financial statements. Natural gas sales made in the name of Equinor subsidiaries are also presented net of the SDFI’s share in the Consolidated statement of income, but this activity is reflected gross in the Consolidated balance sheet.

Employee benefits

Wages, salaries, bonuses, social security contributions, paid annual leave and sick leave are accrued in the period in which the associated services are rendered by employees of Equinor.

Research and development

Equinor undertakes research and development both on a funded basis for licence holders and on an unfunded basis for projects at its own risk. Equinor's own share of the licence holders' funding and the total costs of the unfunded projects are considered for capitalisation under the applicable IFRS requirements. Subsequent to initial recognition, any capitalised development costs are reported at cost less accumulated amortisation and accumulated impairment losses.

Income tax

Income tax in the Consolidated statement of income comprises current and deferred tax expense. Income tax is recognised in the Consolidated statement of income except when it relates to items recognised in OCI.

Current tax consists of the expected tax payable on the taxable income for the year and any adjustment to tax payable for previous years. Uncertain tax positions and potential tax exposures are analysed individually, and the most likely amount for probable liabilities to be paid (unpaid potential tax exposure amounts, including penalties) and for assets to be received (disputed tax positions for which payment has already been made) in each case is recognised within Current tax or Deferred tax as appropriate. Interest income and interest expenses relating to tax issues are estimated and recognised in the period in which they are earned or incurred and are presented within Net financial items in the Consolidated statement of income. Uplift benefit on the NCS is recognised when the deduction is included in the current year tax return and impacts taxes payable.

Deferred tax assets and liabilities are recognised for the future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities and their respective tax bases, and on unused tax losses and credits carried forward, subject to the initial recognition exemption. The amount of deferred tax is based on the expected manner of realisation or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the balance sheet date. A deferred tax asset is recognised only to the extent that it is probable that future taxable income will be available against which the asset can be utilised. In order for a deferred tax asset to be recognised based on future taxable income, convincing evidence is required, taking into account the existence of contracts, production of oil or gas in the near future based on volumes of proved reserves, observable prices in active markets, expected volatility of trading profits, expected foreign currency rate movements and similar facts and circumstances. When an asset retirement obligation or a lease contract is initially reflected in the accounts, a deferred tax liability and a corresponding deferred tax asset are recognised simultaneously and accounted for in line with other deferred tax items.

Oil and gas exploration, evaluation and development expenditures

Equinor uses the successful efforts method of accounting for oil and gas exploration costs. Expenditures to acquire mineral interests in oil and gas properties and to drill and equip exploratory wells are capitalised as exploration and evaluation expenditures within intangible assets until the well is complete and the results have been evaluated, or there is any other indicator of a potential impairment. Exploration wells that discover potentially economic quantities of oil and natural gas remain capitalised as intangible assets during the evaluation phase of the discovery. This evaluation is normally finalised within one year after well completion. If, following the evaluation, the exploratory well has not found potentially commercial quantities of hydrocarbons, the previously capitalised costs are evaluated for derecognition or tested for impairment. Geological and geophysical costs and other exploration and evaluation expenditures are expensed as incurred.

Capitalised exploration and evaluation expenditures, including expenditures to acquire mineral interests in oil and gas properties related to offshore wells that find proved reserves, are transferred from Exploration expenditures and Acquisition costs - oil and gas prospects (Intangible assets) to Property, plant and equipment at the time of sanctioning of the development project. The timing from evaluation of a discovery until a project is sanctioned could take several years depending on the location and maturity, including existing infrastructure, of the area of discovery, whether a host government agreement is in place, the complexity of the project and the financial robustness of the project. For onshore wells where no sanction is required, the transfer from Exploration expenditures and Acquisition cost – oil and gas prospects (Intangible assets) to Property, plant and equipment occurs at the time when a well is ready for production.

For exploration and evaluation asset acquisitions (farm-in arrangements) in which Equinor has made arrangements to fund a portion of the selling partner's exploration and/or future development expenditures (carried interests), these expenditures are reflected in the Consolidated financial statements as and when the exploration and development work progresses. Equinor reflects exploration and evaluation asset dispositions (farm-out arrangements) on a historical cost basis with no gain or loss recognition.

A gain related to a post-tax-based disposition of assets on the NCS includes the release of tax liabilities previously computed and recognised related to the assets in question. The resulting after-tax gain is recognised in full in Other income in the Consolidated statement of income.

Consideration from the sale of an undeveloped part of an onshore asset reduces the carrying amount of the asset. The part of the consideration that exceeds the carrying amount of the asset, if any, is reflected in the Consolidated statement of income under Other income.

Even exchanges (swaps) of exploration and evaluation assets with only immaterial cash considerations are accounted for at the carrying amounts of the assets given up with no gain or loss recognition.

Property, plant and equipment

Property, plant and equipment is reflected at cost, less accumulated depreciation and accumulated impairment losses. The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of an asset retirement obligation, if any, exploration costs transferred from intangible assets and, for qualifying assets, borrowing costs. Proceeds from production ahead of a project’s final approval are regarded as ‘early production’ and is recognised as revenue rather than as a reduction of acquisition cost. Contingent consideration included in the acquisition of an asset or group of similar assets is initially measured at its fair value, with later changes in fair value other than due to the passage of time reflected in the book value of the asset or group of assets, unless the asset is impaired. Property, plant and equipment include costs relating to expenditures incurred under the terms of PSAs in certain countries, and which qualify for recognition as assets of Equinor. State-owned entities in the respective countries, however, normally hold the legal title to such PSA-based property, plant and equipment.

Exchanges of assets are measured at fair value, primarily of the asset given up, unless the fair value of neither the asset received, nor the asset given up is measurable with sufficient reliability.

Expenditure on major maintenance refits or repairs comprises the cost of replacement assets or parts of assets, inspection costs and overhaul costs. Where an asset or part of an asset is replaced and it is probable that future economic benefits associated with the item will flow to Equinor, the expenditure is capitalised. Inspection and overhaul costs, associated with regularly scheduled major maintenance programmes planned and carried out at recurring intervals exceeding one year, are capitalised and amortised over the period to the next scheduled inspection and overhaul. All other maintenance costs are expensed as incurred.

Capitalised exploration and evaluation expenditures, development expenditure on the construction, installation or completion of infrastructure facilities such as platforms, pipelines and the drilling of production wells, and field-dedicated transport systems for oil and gas are capitalised as Producing oil and gas properties within Property, plant and equipment. Such capitalised costs, when designed for significantly larger volumes than the reserves from already developed and producing wells, are depreciated using the unit of production method based on proved reserves expected to be recovered from the area during the concession or contract period. Depreciation of production wells uses the unit of production method based on proved developed reserves, and capitalised acquisition costs of proved properties are depreciated using the unit of production method based on total proved reserves. In the rare circumstances where the use of proved reserves fails to provide an appropriate basis reflecting the pattern in which the asset’s future economic benefits are expected to be consumed, a more appropriate reserve estimate is used. Depreciation of other assets and transport systems used by several fields is calculated on the basis of their estimated useful lives, normally using the straight-line method. Each part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately. For exploration and production assets, Equinor has established separate depreciation categories which as a minimum distinguish between platforms, pipelines and wells.

The estimated useful lives of property, plant and equipment are reviewed on an annual basis, and changes in useful lives are accounted for prospectively. An item of property, plant and equipment is de-recognised upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in Other income or Operating expenses, respectively, in the period the item is derecognised.

Assets classified as held for sale

Non-current assets are classified separately as held for sale in the Consolidated balance sheet when their carrying amount will be recovered through a sales transaction rather than through continuing use. This condition is met only when the sale is highly probable, which is when the asset is available for immediate sale in its present condition, and management is committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification. Liabilities directly associated with the assets classified as held for sale and expected to be included as part of the sale transaction, are correspondingly also classified separately. Once classified as held for sale, property, plant and equipment and intangible assets are not subject to depreciation or amortisation. The net assets and liabilities of a disposal group classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.

Leases

A lease is defined as a contract that conveys the right to control the use of an identified asset for a period of time in exchange for consideration. As a lessee, each contract that meets the definition of a lease is recognised in the Consolidated balance sheet. At the date at which the underlying asset is made available for Equinor, the present value of future lease payments is recognised as a lease liability. A corresponding right-of-use (RoU) asset is recognised, including also lease payments and direct costs incurred at or before the commencement date. Future lease payments are reflected as interest expense and a reduction of lease liabilities. The RoU assets are depreciated over the shorter of each contract’s term and the assets’ useful life.

The present value of fixed lease payments (or variable lease payments, if the payment depends on an index or a rate) is calculated using the interest rate implicit in the lease, or if that rate cannot be readily determined, Equinor’s incremental borrowing rate, for the non-cancellable period Equinor has the right to use the underlying asset. Extension options are included in the lease term if they are considered reasonably certain to be exercised.

Short term leases (12 months or less) and leases of low value assets are not reflected in the Consolidated balance sheet but are expensed or (if appropriate) capitalised as incurred, depending on the activity in which the leased asset is used.

Many of Equinor’s lease contracts, such as rig and vessel leases, involve several additional services and components, including personnel cost, maintenance, drilling related activities, and other items. For a number of these contracts, the additional services represent a not inconsiderable portion of the total contract value. Non-lease components within lease contracts is accounted for separately for all underlying classes of assets and reflected in the relevant expense category or (if appropriate) capitalised as incurred, depending on the activity involved.

Where all partners in a licence are considered to share the primary responsibility for lease payments under a contract, the related lease liability and RoU asset will be recognised net by Equinor, on the basis of Equinor’s participation interest in the licence. When Equinor is considered to have the primary responsibility for the full external lease payments, the lease liability is recognised gross (100%). Equinor derecognises a portion of the RoU asset equal to the non-operator’s interests in the lease, and replace it with a corresponding financial lease receivable, if a financial sublease is considered to exist between Equinor and the licence. A financial sublease will typically exist where Equinor enters into a contract in its own name, has the primary responsibility for the external lease payments, the underlying asset will only be used on one specific licence, and the costs and risks related to the use of the asset are carried by that specific licence.

Intangible assets including goodwill

Intangible assets are stated at cost, less accumulated amortisation and accumulated impairment losses. Intangible assets include acquisition cost for oil and gas prospects, expenditures on the exploration for and evaluation of oil and natural gas resources, goodwill and other intangible assets.

Intangible assets relating to expenditures on the exploration for and evaluation of oil and natural gas resources are not amortised. When the decision to develop a particular area is made, its intangible exploration and evaluation assets are reclassified to Property, plant and equipment.

Goodwill is initially measured at the excess of the aggregate of the consideration transferred and the amount recognised for any noncontrolling interest over the fair value of the identifiable assets acquired and liabilities assumed in a business combination at the acquisition date. Goodwill acquired is allocated to each cash generating unit (CGU), or group of units, expected to benefit from the combination’s synergies. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses. In acquisitions made on a post-tax basis according to the rules on the NCS, a provision for deferred tax is reflected in the accounts based on the difference between the acquisition cost and the transferred tax depreciation basis. The offsetting entry to such deferred tax amounts is reflected as goodwill, which is allocated to the CGU or group of CGUs on whose tax depreciation basis the deferred tax has been computed.

Other intangible assets with a finite useful life, are depreciated over their useful life using the straight-line method.

Financial assets

Financial assets are initially recognised at fair value when Equinor becomes a party to the contractual provisions of the asset. For additional information on fair value methods, refer to the Measurement of fair values section below. The subsequent measurement of the financial assets depends on which category they have been classified into at inception.

At initial recognition, Equinor classifies its financial assets into the following three categories: Financial investments at amortised cost, at fair value through profit or loss, and at fair value through other comprehensive income based on an evaluation of the contractual terms and the business model applied. Certain long-term investments in other entities, which do not qualify for the equity method or consolidation, are included as at fair value through profit or loss.

Cash and cash equivalents include cash in hand, current balances with banks and similar institutions, and short-term highly liquid investments that are readily convertible to known amounts of cash, are subject to an insignificant risk of changes in fair value and have a maturity of three months or less from the acquisition date. Short-term highly liquid investments with original maturity exceeding 3 months are classified as current financial investments. Contractually mandatory deposits in escrow bank accounts are included as restricted cash if the deposits are provided as part of the Group’s operating activities and therefore is deemed as held for the purpose of meeting short-term cash commitments, and the deposits can be released from the escrow account without undue expenses. Cash and cash equivalents and current financial investment are accounted for at amortised cost or at fair value through profit or loss.

Trade receivables are carried at the original invoice amount less a provision for doubtful receivables which represent expected losses computed on a probability-weighted basis.

Equinor’s financial asset impairment losses are measured and recognised based on expected losses.

A part of Equinor's financial investments is managed together as an investment portfolio of Equinor's captive insurance company and is held in order to comply with specific regulations for capital retention. The investment portfolio is managed and evaluated on a fair value basis in accordance with an investment strategy and is accounted for at fair value through profit or loss.

Financial assets are presented as current if they contractually will expire or otherwise are expected to be recovered within 12 months after the balance sheet date, or if they are held for the purpose of being traded. Financial assets and financial liabilities are shown separately in the Consolidated balance sheet, unless Equinor has both a legal right and a demonstrable intention to net settle certain balances payable to and receivable from the same counterparty, in which case they are shown net in the Consolidated balance sheet.

Financial assets are de-recognised when rights to cash flows and risks and rewards of ownership are transferred through a sales transaction or the contractual rights to the cash flows expire, are redeemed, or cancelled. Gains and losses arising on the sale, settlement or cancellation of financial assets are recognised either in interest income and other financial items or in interest and other finance expenses within Net financial items.

Inventories

Commodity inventories are stated at the lower of cost and net realisable value. Cost is determined by the first-in first-out method and comprises direct purchase costs, cost of production, transportation and manufacturing expenses. Inventories of drilling and spare parts are reflected according to the weighted average method.

Impairment

Impairment of property, plant and equipment and intangible assets other than goodwill

Equinor assesses individual assets or groups of assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Assets are grouped into cash generating units (CGUs) which are the smallest identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other groups of assets. Normally, separate CGUs are individual oil and gas fields or plants. Each unconventional asset play is considered a single CGU when no cash inflows from parts of the play can be reliably identified as being largely independent of the cash inflows from other parts of the play. In impairment evaluations, the carrying amounts of CGUs are determined on a basis consistent with that of the recoverable amount. In Equinor's line of business, judgement is involved in determining what constitutes a CGU. Development in production, infrastructure solutions, markets, product pricing, management actions and other factors may over time lead to changes in CGUs such as the disaggregation of one original CGU into several.

In assessing whether a write-down of the carrying amount of a potentially impaired asset is required, the asset's carrying amount is compared to the recoverable amount. The recoverable amount of an asset is the higher of its fair value less cost of disposal and its value in use. Fair value less cost of disposal is determined based on comparable recent arm’s length market transactions or based on Equinor’s estimate of the price that would be received for the asset in an orderly transaction between market participants. Such fair value estimates are mainly based on discounted cash flow models, using assumed market participants’ assumptions, but may also reflect market multiples observed from comparable market transactions or independent third-party valuations. Value in use is determined using a discounted cash flow model. The estimated future cash flows applied in establishing value in use are based on reasonable and supportable assumptions and represent management's best estimates of the range of economic conditions that will exist over the remaining useful life of the assets, as set down in Equinor's most recently approved long-term forecasts. Assumptions and economic conditions in establishing the long-term forecasts are reviewed by management on a regular basis and updated at least annually. See note 10 Property, plant and equipment for a presentation of the most recently updated commodity price assumptions. For assets and CGUs with an expected useful life or timeline for production of expected oil and natural gas reserves extending beyond five years, including planned onshore production from shale assets with a long development and production horizon, the forecasts reflect expected production volumes, and the related cash flows include project or asset specific estimates reflecting the relevant period. Such estimates are established based on Equinor's principles and assumptions and are consistently applied.

In performing a value-in-use-based impairment test, the estimated future cash flows are adjusted for risks specific to the asset and discounted using a real post-tax discount rate which is based on Equinor's post-tax weighted average cost of capital (WACC). Country risk specific to a project is included as a monetary adjustment to the projects’ cash flow. Equinor regards country risk primarily as an unsystematic risk. The cash flow is adjusted for risk that influence the expected cash flow of a project and which is not part of the project itself. The use of post-tax discount rates in determining value in use does not result in a materially different determination of the need for, or the amount of, impairment that would be required if pre-tax discount rates had been used.

Unproved oil and gas properties are assessed for impairment when facts and circumstances suggest that the carrying amount of the asset or CGU to which the unproved properties belong may exceed its recoverable amount, and at least once a year. Exploratory wells that have found reserves, but where classification of those reserves as proved depends on whether major capital expenditure can be justified or where the economic viability of that major capital expenditure depends on the successful completion of further exploration work, will remain capitalised during the evaluation phase for the exploratory finds. Thereafter it will be considered a trigger for impairment evaluation of the well if no development decision is planned for in the near future and there are no firm plans for future drilling in the licence.

An assessment is made at each reporting date as to whether there is any indication that previously recognised impairment losses may no longer be relevant or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognised. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years.

Impairment losses and reversals of impairment losses are presented in the Consolidated statement of income as Exploration expenses or Depreciation, amortisation and net impairment losses, on the basis of their nature as either exploration assets (intangible exploration assets) or development and producing assets (property, plant and equipment and other intangible assets), respectively.

Impairment of goodwill

Goodwill is reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Impairment is determined by assessing the recoverable amount of the CGU, or group of units, to which the goodwill relates. Where the recoverable amount of the CGU, or group of units, is less than the carrying amount, an impairment loss is recognised. When impairment testing goodwill originally recognised as an offsetting item to the computed deferred tax provision in a post-tax transaction on the NCS, the remaining amount of the deferred tax provision will factor into the impairment evaluations. Once recognised, impairments of goodwill are not reversed in future periods.

Financial liabilities

Financial liabilities are initially recognised at fair value when Equinor becomes a party to the contractual provisions of the liability. The subsequent measurement of financial liabilities depends on which category they have been classified into. The categories applicable for Equinor are either financial liabilities at fair value through profit or loss or financial liabilities measured at amortised cost using the effective interest method. The latter applies to Equinor's non-current bank loans and bonds.

Financial liabilities are presented as current if the liability is expected to be settled as part of Equinor’s normal operating cycle, the liability is due to be settled within 12 months after the balance sheet date, Equinor does not have the right to defer settlement of the liability more than 12 months after the balance sheet date, or if the liabilities are held for the purpose of being traded. Financial liabilities are de-recognised when the contractual obligations are settled, or if they expire, are discharged or cancelled. Gains and losses arising on the repurchase, settlement or cancellation of liabilities are recognised either in Interest income and other financial items or in Interest and other finance expenses within Net financial items.

Share buy-backs

Where Equinor has either acquired own shares under a share buy-back programme or has placed an irrevocable order with a third party for Equinor shares to be acquired in the market, such shares are reflected as a reduction in equity as treasury shares. The remaining outstanding part of an irrevocable order to acquire shares is accrued for and classified as Trade, other payables and provisions.

Derivative financial instruments

Equinor uses derivative financial instruments to manage certain exposures to fluctuations in foreign currency exchange rates, interest rates and commodity prices. Such derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value through profit and loss. The impact of commodity-based derivative financial instruments is recognised in the Consolidated statement of income under Other revenues, as such derivative instruments are related to sales contracts or revenue-related risk management for all significant purposes. The impact of other derivative financial instruments is reflected under Net financial items.

Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative. Derivative assets or liabilities expected to be recovered, or with the legal right to be settled more than 12 months after the balance sheet date, are classified as non-current. Derivative financial instruments held for the purpose of being traded are however always classified as short term.

Contracts to buy or sell a non-financial item that can be settled net in cash or another financial instrument, or by exchanging financial instruments, as if the contracts were financial instruments, are accounted for as financial instruments. However, contracts that are entered into and continue to be held for the purpose of the receipt or delivery of a non-financial item in accordance with Equinor's expected purchase, sale or usage requirements, also referred to as own-use, are not accounted for as financial instruments. Such sales and purchases of physical commodity volumes are reflected in the Consolidated statement of income as Revenue from contracts with customers and Purchases [net of inventory variation], respectively. This is applicable to a significant number of contracts for the purchase or sale of crude oil and natural gas, which are recognised upon delivery.

For contracts to sell a non-financial item that can be settled net in cash, but which ultimately are physically settled despite not qualifying as own use prior to settlement, the changes in fair value prior to settlement is included in gain/(loss) on commodity derivatives. The resulting impact upon physical settlement is shown separately and included in Other revenues. Actual physical deliveries made by Equinor through such contracts are included in Revenue from contracts with customers at contract price.

Derivatives embedded in host contracts which are not financial assets within the scope of IFRS 9 are recognised as separate derivatives and are reflected at fair value with subsequent changes through profit and loss, when their risks and economic characteristics are not closely related to those of the host contracts, and the host contracts are not carried at fair value. Where there is an active market for a commodity or other non-financial item referenced in a purchase or sale contract, a pricing formula will, for instance, be considered to be closely related to the host purchase or sales contract if the price formula is based on the active market in question. A price formula with indexation to other markets or products will however result in the recognition of a separate derivative. Where there is no active market for the commodity or other non-financial item in question, Equinor assesses the characteristics of such a price related embedded derivative to be closely related to the host contract if the price formula is based on relevant indexations commonly used by other market participants. This applies to certain long-term natural gas sales agreements.

Pension liabilities

Equinor has pension plans for employees that either provide a defined pension benefit upon retirement or a pension dependent on defined contributions and related returns. A portion of the contributions are provided for as notional contributions, for which the liability increases with a promised notional return, set equal to the actual return of assets invested through the ordinary defined contribution plan. For defined benefit plans, the benefit to be received by employees generally depends on many factors including length of service, retirement date and future salary levels.

Equinor's proportionate share of multi-employer defined benefit plans are recognised as liabilities in the Consolidated balance sheet to the extent that sufficient information is available, and a reliable estimate of the obligation can be made.

Equinor's net obligation in respect of defined benefit pension plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in return for their services in the current and prior periods. That benefit is discounted to determine its present value, and the fair value of any plan assets is deducted. The discount rate is the yield at the balance sheet date, reflecting the maturity dates approximating the terms of Equinor's obligations. The discount rate for the main part of the pension obligations has been established on the basis of Norwegian mortgage covered bonds, which are considered high quality corporate bonds. The cost of pension benefit plans is expensed over the period that the employees render services and become eligible to receive benefits. The calculation is performed by an external actuary.

The net interest related to defined benefit plans is calculated by applying the discount rate to the opening present value of the benefit obligation and opening present value of the plan assets, adjusted for material changes during the year. The resulting net interest element is presented in the Consolidated statement of income within Net financial items. The difference between estimated interest income and actual return is recognised in the Consolidated statement of comprehensive income.

Past service cost is recognised when a plan amendment (the introduction or withdrawal of, or changes to, a defined benefit plan) or curtailment (a significant reduction by the entity in the number of employees covered by a plan) occurs, or when recognising related restructuring costs or termination benefits. The obligation and related plan assets are re-measured using current actuarial assumptions, and the gain or loss is recognised in the Consolidated statement of income.

Actuarial gains and losses are recognised in full in the Consolidated statement of comprehensive income in the period in which they occur, while actuarial gains and losses related to provision for termination benefits are recognised in the Consolidated statement of income in the period in which they occur. Due to the parent company Equinor ASA's functional currency being USD, the significant part of Equinor's pension obligations will be payable in a foreign currency (i.e. NOK). As a consequence, actuarial gains and losses related to the parent company's pension obligations include the impact of exchange rate fluctuations.

Contributions to defined contribution schemes are recognised in the Consolidated statement of income in the period in which the contribution amounts are earned by the employees.

Notional contribution plans, reported in the parent company Equinor ASA, are recognised as Pension liabilities with the actual value of the notional contributions and promised return at reporting date. Notional contributions are recognised in the Consolidated statement of income as periodic pension cost, while changes in fair value of notional assets are reflected in the Consolidated statement of income under Net financial items.

Periodic pension cost is accumulated in cost pools and allocated to business areas and Equinor operated joint operations (licences) on an hours’ incurred basis and recognised in the statement of income based on the function of the cost.

Onerous contracts

Equinor recognises as provisions the net obligation under contracts defined as onerous. Contracts are deemed to be onerous if the unavoidable cost of meeting the obligations under the contract exceeds the economic benefits expected to be received in relation to the contract. The provision for onerous contracts comprises the costs that relate directly to the contract, both incremental costs and an allocation of other costs that relate directly to fulfilling the contracts. A contract which forms an integral part of the operations of a CGU whose assets are dedicated to that contract, and for which the economic benefits cannot be reliably separated from those of the CGU, is included in impairment considerations for the applicable CGU.

Asset retirement obligations (ARO)

Provisions for ARO costs are recognised when Equinor has an obligation (legal or constructive) to dismantle and remove a facility or an item of property, plant and equipment and to restore the site on which it is located, and when a reliable estimate of that liability can be made. The amount recognised is the present value of the estimated future expenditures determined in accordance with local conditions and requirements. The cost is estimated based on current regulations and technology, considering relevant risks and uncertainties. The discount rate used in the calculation of the ARO is a risk-free rate based on the applicable currency and time horizon of the underlying cash flows, adjusted for a credit premium which reflects Equinor's own credit risk. Normally an obligation arises for a new facility, such as an oil and natural gas production or transportation facility, upon construction or installation. An obligation may also arise during the period of operation of a facility through a change in legislation or through a decision to terminate operations or be based on commitments associated with Equinor's ongoing use of pipeline transport systems where removal obligations rest with the volume shippers. The provisions are classified under Provisions in the Consolidated balance sheet.

When a provision for ARO cost is recognised, a corresponding amount is recognised to increase the related property, plant and equipment and is subsequently depreciated as part of the costs of the facility or item of property, plant and equipment. Any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the corresponding property, plant and equipment. When a decrease in the ARO provision related to a producing asset exceeds the carrying amount of the asset, the excess is recognised as a reduction of Depreciation, amortisation and net impairment losses in the Consolidated statement of income. When an asset has reached the end of its useful life, all subsequent changes to the ARO provision are recognised as they occur in Operating expenses in the Consolidated statement of income. Removal provisions associated with Equinor's role as shipper of volumes through third party transport systems are expensed as incurred.

Measurement of fair values

Quoted prices in active markets represent the best evidence of fair value and are used by Equinor in determining the fair values of assets and liabilities to the extent possible. Financial instruments quoted in active markets will typically include financial instruments with quoted market prices obtained from the relevant exchanges or clearing houses. The fair values of quoted financial assets, financial liabilities and derivative instruments are determined by reference to mid-market prices, at the close of business on the balance sheet date.

Where there is no active market, fair value is determined using valuation techniques. These include using recent arm's-length market transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, and pricing models and related internal assumptions. In the valuation techniques, Equinor also takes into consideration the counterparty and its own credit risk. This is either reflected in the discount rate used or through direct adjustments to the calculated cash flows. Consequently, where Equinor reflects elements of long-term physical delivery commodity contracts at fair value, such fair value estimates to the extent possible are based on quoted forward prices in the market and underlying indexes in the contracts, as well as assumptions of forward prices and margins where observable market prices are not available. Similarly, the fair values of interest and currency swaps are estimated based on relevant quotes from active markets, quotes of comparable instruments, and other appropriate valuation techniques.

Critical accounting judgements and key sources of estimation uncertainty

Critical judgements in applying accounting policies

The following are the critical judgements, apart from those involving estimations (see below), that Equinor has made in the process of applying the accounting policies and that have the most significant effect on the amounts recognised in the financial statements:

Revenue recognition - gross versus net presentation of traded SDFI volumes of oil and gas production

As described under Transactions with the Norwegian State above, Equinor markets and sells the Norwegian State's share of oil and gas production from the NCS. Equinor includes the costs of purchase and proceeds from the sale of the SDFI oil production in Purchases [net of inventory variation] and Revenues from contracts with customers, respectively. In making the judgement, Equinor has considered whether it controls the State originated crude oil volumes prior to onwards sales to third party customers. Equinor directs the use of the volumes, and although certain benefits from the sales subsequently flow to the State, Equinor purchases the crude oil volumes from the State and obtains substantially all the remaining benefits. On that basis, Equinor has concluded that it acts as principal in these sales.

Equinor sells, in its own name, but for the Norwegian State's account and risk, the State's production of natural gas. These gas sales, and related expenditures refunded by the State, are shown net in Equinor's Consolidated financial statements. In making the judgement, Equinor concluded that ownership of the gas had not been transferred from the SDFI to Equinor. Although Equinor has been granted the ability to direct the use of the volumes, all the benefits from the sales of these volumes flow to the State. On that basis, Equinor is not considered the principal in the sale of the SDFI’s natural gas volumes.

Distinguishing between operators and joint operations as lessees in the application of IFRS 16 Leases

In the oil and gas industry, where activity frequently is carried out through joint arrangements or similar arrangements, the application of IFRS 16 requires evaluations of whether the joint arrangement or its operator is the lessee in each lease agreement and consequently whether such contracts should be reflected gross (100%) in the operator’s financial statements, or according to each joint operation partner’s proportionate share of the lease.

In many cases where an operator is the sole signatory to a lease contract of an asset to be used in the activities of a specific joint operation, the operator does so implicitly or explicitly on behalf of the joint arrangement. In certain jurisdictions, and importantly for Equinor as this includes the Norwegian continental shelf (NCS), the concessions granted by the authorities establish both a right and an obligation for the operator to enter into necessary agreements in the name of the joint operations (licences).

As is the customary norm in upstream activities operated through joint arrangements, the operator will manage the lease, pay the lessor, and subsequently re-bill the partners for their share of the lease costs. In each such instance, it is necessary to determine whether the operator is the sole lessee in the external lease arrangement, and if so, whether the billings to partners may represent sub-leases, or whether it is in fact the joint arrangement which is the lessee, with each participant accounting for its proportionate share of the lease. Depending on facts and circumstances in each case, the conclusions reached may vary between contracts and legal jurisdictions.

Acquisition accounting

Determining whether an acquisition meets the definition of a business combination requires judgement to be applied on a case-by-case basis. Acquisitions are assessed under the relevant IFRS criteria to establish whether the transaction represents a business combination or an asset purchase, and the conclusion may materially affect the financial statements both in the transaction period and in terms of future periods’ operating income. The amendments to IFRS 3, effective from 1 January 2020 and implemented by Equinor, provide clarification to the definition of a business, but do not diminish the fact that critical judgements apply when deciding on whether a transaction is a business combination. Depending on the specific facts, acquisitions of exploration and evaluation licences for which a development decision has not yet been made, have largely been concluded to represent asset purchases.

Key sources of estimation uncertainty

The preparation of the Consolidated financial statements requires that management makes estimates and assumptions that affect reported amounts of assets, liabilities, income and expenses. The estimates are prepared based on tailormade models, while the assumptions on which the estimates are based rely on historical experience, external sources of information and various other factors that management assesses to be reasonable under the current conditions and circumstances. These estimates and assumptions form the basis of making the judgements about carrying values of assets and liabilities when these are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an on-going basis considering the current and expected future set of conditions.

Equinor is exposed to a number of underlying economic factors which affect the overall results, such as liquids prices, natural gas prices, refining margins, foreign currency exchange rates, market risk premiums and interest rates as well as financial instruments with fair values derived from changes in these factors. In addition, Equinor's results are influenced by the level of production, which in the short term may be influenced by, for instance, maintenance programmes. In the long-term, the results are impacted by the success of exploration, field development and operating activities.

The matters described below are considered to be the most important in understanding the key sources of estimation uncertainty that are involved in preparing these Consolidated financial statements and that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year, and therefore may most significantly impact the amounts reported on the results of operations and the financial position.

Consequences of initiatives to limit climate changes and the energy transition

The effects of the initiatives to limit climate changes and the potential impact of the energy transition are relevant components of some of the economic assumptions in our estimations of future cash flow, including for example commodities prices. The results the development of such initiatives may have in the future, and the degree Equinor operations will be affected by them are a source of uncertainty. The assumptions may change which could materialize in different outcomes from the current projected scenarios. This could result in significant changes to accounting estimates, such as economic useful life (affects depreciation period and timing of asset retirement obligations) and value-in-use calculations (affects impairment assessments).

Equinor is transitioning towards becoming a broad energy company, ambitious to be a leading company in the energy transition needed to change the global energy mix for the world to reach the climate targets set out in the Paris Agreement. Estimating global energy demand towards 2050 is an extremely difficult task, assessing the future development in supply and demand, technology change, taxation, tax on emissions, production limits and other important factors, and Equinor’s long-term perspectives must be based on scenarios that span these outcomes, building on different plausible combinations of assumptions for where global energy markets may develop. These different scenarios are continually used as a backdrop when considering accounting estimates.

Equinor aims to be leading in the energy transition and has the ambition to become a net-zero energy company by 2050. However, despite a record drop in global emissions in 2020, the world is far from doing enough to achieve a decisive decline needed to achieve net-zero emissions by 2050 in support of the Paris Agreement. It is Equinor’s belief that in order to reach a scenario with less than a 2 degrees Celsius increase, global energy-related CO2-emissions must drop 4% on average every single year and by two thirds within 2050. This can only be reached by a combination of changing the energy mix from fossil fuels to renewable energy and slowing the economic growth in industrialised regions in favour of emerging regions where economic growth accelerate. A reprising of goods and services must provide incentives for wealthier countries to reduce waste and overconsumption. Equinor’s commodity price assumptions that are used for value-in-use impairment testing are set in accordance with accounting regulations that require such estimates to be based on management’s best estimate of the development of relevant current circumstances and the likely future development of such circumstances. This includes the energy demand development, energy and climate change policies as well as the speed of the energy transition, population and economic growth, geopolitical risk, technology and cost development and other factors. The best estimate price-set is currently not equal to a price-set in accordance with the achievements of the goals in the Paris Agreement as described in the WEO sustainability development scenerio. A future change in the trajectory of how the world acts with regards to implementing actions in accordance with a net-zero energy environment, supporting the goals in the Paris Agreement, could hence have a negative impact on the valuation of Equinor’s oil and gas assets. See note 10 Property, plant and equipment for an impairment sensitivity based on a price set considered in alignment with the goals in the Paris Agreement.

The Covid-19 pandemic

During 2020, the Covid-19 pandemic has slowed economic growth and had dramatic consequences for energy demand, particularly mobility fuels. The collapse in commodity prices seen in the first half of 2020, though followed by a partial rebound in the second half, significantly impacted the energy industry and Equinor by an unprecedented decrease in short term demand and increased uncertainty with regards to the phase of recovery and future oil and gas demand. The increasing momentum and commitment towards a transition into a low carbon future aided by technological advances and decreasing cost of renewable energy has also increased the uncertainty in estimating the future development in supply and demand. According to the International Energy Agency (IEA), Global energy demand in 2020 was estimated to drop by 5-6%. The OPEC+ agreement to continue production cuts of some 7 mmboe per day in the first quarter of 2021 to clear surpluses built up over the pandemic, has supported prices to levels not seen since January 2020. When setting Equinor’s estimates for global supply, demand and commodity prices, management has factored in the effects of global roll-out of vaccines during 2021, allowing an accelerated re-opening of the economy through the year. Even though we expect the cyclical economic upturn to continue into 2022 where GDP growth rates should normalise from the effects of the pandemic, we expect the global oil demand never to reach pre-pandemic levels. But second and third wave Covid-19 lockdowns which continue to dampen demand are likely to put a cap on prices in the short-term. We acknowledge that the speed and effect of global vaccination as well as the scope of monetary and fiscal governmental stimuli will affect the economy, the outlook is highly uncertain and dominated by downside risks such as virus infection flare-ups, high unemployment suppressing consumption and increasing public and private debt levels, and as such the full resulting operational and economic impact for Equinor cannot be fully ascertained at this time.

Apart from the financial impact, Equinor has only experienced immaterial effects on production from assets in operation, due to actions taken to maintain and secure safe production during the pandemic. Minor virus outbreaks at some of our facilities have occurred, but effective measures such as isolation and quarantines combined with social distancing and increased sanitation requirements have prevented production shutdown, and operations have not been significantly impacted. For projects under development, the Covid-19 pandemic has impacted progress due to personnel limitations on offshore and onshore facilities / yards due to infection control measures and associated travel restrictions for migrant workforce. The situation is still unpredictable and may have additional consequences for the progress and costs of our projects.

Actions taken to mitigate the impact of the pandemic and commodity price decline, including the USD 3 billion action plan implemented in the spring of 2020, have had consequences on investment level and activity level in general. Capital expenditure has been reduced during 2020, representing both final reductions (stopped projects i.e. based on updated future price estimates and break-even levels) and changes with regards to scope and timing. As a result, some value creation has been cut or delayed. Part of cost improvements and cost cuts identified and implemented during 2020 as part of the action plan are expected to be of a sustainable nature and impact future cost levels. Cost related to activities postponed from 2020 due to the pandemic will impact cost when these activities are carried out.

Energy demand development and commodity prices

During 2020, Equinor has revised the future short- and long-term commodity price assumptions, and while Covid-19 has had a significant effect on the energy demand in 2020 and is expected to still have an effect on short term prices, the energy and climate change politics, population and economic growth, technology development and such other factors are expected to have a more pervasive effect on the energy demand development, energy mix development and commodity prices for oil and gas for decades to come. The revised assumptions have led to significant impairment of assets, and we refer to note 10 Property, plant and equipment for management’s best estimate of future commodity prices and the portfolio’s sensitivity to additional impairments for an additional decline of commodity prices of 30% over the lifetime of the assets. A 30% decline in commodity prices for the period up until 2050 represents management’s best estimate of a reasonably possible change, considering the beforementioned circumstances.

Oil and gas reserves estimates

Reserves estimates are complex and based on a high degree of professional judgement involving geological and engineering assessments of in-place hydrocarbon volumes, the production, historical recovery and processing yield factors and installed plant operating capacity. Recoverable oil and gas quantities are always uncertain. The reliability of these estimates at any point in time depends on both the quality and availability of the technical and economic data and the efficiency of extracting and processing the hydrocarbons. Reserves quantities are, by definition, discovered, remaining, recoverable and economic.

Proved oil and gas reserves

Proved oil and gas reserves may impact the carrying amounts of oil and gas producing assets, as changes in the proved reserves, for instance as a result of changes in prices, will impact the unit of production rates used for depreciation and amortisation. Proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations. Unless evidence indicates that renewal is reasonably certain, estimates of proved reserves only reflect the period before the contracts providing the right to operate expire. For future development projects, proved reserves estimates are included only where there is a significant commitment to project funding and execution and when relevant governmental and regulatory approvals have been secured or are reasonably certain to be secured.

Proved reserves are divided into proved developed and proved undeveloped reserves. Proved developed reserves are to be recovered through existing wells with existing equipment and operating methods, or where the cost of the required equipment is relatively minor compared to the cost of a new well. Proved undeveloped reserves are to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major capital expenditure is required for recompletion. Undrilled well locations can be classified as having proved undeveloped reserves if a development plan is in place indicating that they are scheduled to be drilled within five years, unless specific circumstances justify a longer time horizon. Specific circumstances are for instance fields which have large up-front investments in offshore infrastructure, such as many fields on the NCS, where drilling of wells is scheduled to continue for much longer than five years. For unconventional reservoirs where continued drilling of new wells is a major part of the investments, such as the US onshore assets, the proved reserves are always limited to proved well locations scheduled to be drilled within five years.

Proved oil and gas reserves have been estimated by internal qualified professionals on the basis of industry standards and are governed by the oil and gas rules and disclosure requirements in the U.S. Securities and Exchange Commission (SEC) regulations S-K and S-X, and the Financial Accounting Standards Board (FASB) requirements for supplemental oil and gas disclosures. The estimates have been based on a 12-month average product price and on existing economic conditions and operating methods as required, and recovery of the estimated quantities have a high degree of certainty (at least a 90% probability). An independent third party has evaluated Equinor's proved reserves estimates, and the results of this evaluation do not differ materially from Equinor's estimates.

Expected oil and gas reserves

Changes in the expected oil and gas reserves, for instance as a result of changes in prices, may materially impact the amounts of asset retirement obligations, as a consequence of timing of the removal activities, and value-in-use calculations for oil and gas assets, possibly affecting impairment testing and also the recognition of deferred tax assets. Expected oil and gas reserves are the estimated remaining, commercially recoverable quantities, based on Equinor's judgement of future economic conditions, from projects in operation or decided for development. Recoverable oil and gas quantities are always uncertain. As per Equinor’s internal guidelines, expected reserves are defined as the ‘forward looking mean reserves’ when based on a stochastic prediction approach. In some cases, a deterministic prediction method is used, in which case the expected reserves is the deterministic base case or best estimate. Expected reserves are therefore typically larger than proved reserves as defined by the SEC, which are high confidence estimates with at least a 90% probability of recovery when a probabilistic approach is used. Expected oil and gas reserves have been estimated by internal qualified professionals on the basis of industry standards and classified in accordance with the Norwegian resource classification system issued by the Norwegian Petroleum Directorate.

Exploration and leasehold acquisition costs

Equinor capitalises the costs of drilling exploratory wells pending determination of whether the wells have found proved oil and gas reserves. Equinor also capitalises leasehold acquisition costs and signature bonuses paid to obtain access to undeveloped oil and gas acreage. Judgements as to whether these expenditures should remain capitalised, be de-recognised or written down in the period may materially affect the carrying values of these assets and consequently, the operating income for the period.

Impairment/reversal of impairment

Equinor has significant investments in property, plant and equipment and intangible assets. Changes in the circumstances or expectations of future performance of an individual asset may be an indicator that the asset is impaired, requiring it’s carrying amount to be written down to its recoverable amount. Impairments are reversed if conditions for impairment are no longer present. In certain circumstances, due to technological changes, as a result of the transition from fossil fuels to renewable energy to limit global warming or for other reasons causing a significant global drop in demand and commodity prices, there is a possible risk that certain investments in upstream production of fossil energy, especially those with a long time horizon, can be impaired to such a degree that production shuts down, never to commence – so-called “stranded assets”. Equinor does not have any stranded assets as of now. Evaluating whether an asset is impaired or if an impairment should be reversed requires a high degree of judgement and may to a large extent depend upon the selection of key assumptions about the future.

The key assumptions used will bear the risk of change based on the inherent volatile nature of macro-economic factors such as future commodity prices or discount rate and uncertainty in asset specific factors such as reserve estimates and operational decisions impacting the production profile or activity levels for our oil and natural gas properties. Changes in foreign currency exchange rates will also affect value-in-use, especially for NCS-assets, where the functional currency is NOK. The continued development of the Covid-19 pandemic and the mitigating actions performed by governmental health authorities, and the unknown speed of the new energy transition, cause a volatile market environment, with difficult conditions for predictions and setting reasonable key assumptions. When estimating the recoverable amount, the expected cash flow approach is applied to reflect uncertainties in timing and amounts inherent in the assumptions used in the estimated future cash flows, including pandemic-related or climate-related matters affecting those assumptions. For example, Covid-19 effects have been factored into the estimated future cash flows with a reduced demand for oil and gas and lower commodity prices, particularly for the short term. Climate-related matters (see also section above related to consequences of initiatives to limit climate changes and the energy transition) are expected to have more pervasive effects on the energy industry, affecting not only supply, demand and commodity prices, but also technology-changes, increased emission-related levies and other matters with mainly mid-term and long-term effects. These effects have been factored into the price assumptions used for estimating future cash flows using probability-weighted scenario analyses.

Unproved oil and gas properties are assessed for impairment when facts and circumstances suggest that the carrying amount of the relevant asset or CGU may exceed its recoverable amount, and at least annually. If, following evaluation, an exploratory well has not found proved reserves, the previously capitalised costs are tested for impairment. Subsequent to the initial evaluation phase for a well, it will be considered a trigger for impairment testing of a well if no development decision is planned for the near future and there is no firm plan for future drilling in the licence. Impairment of unsuccessful wells is reversed, as applicable, to the extent that conditions for impairment are no longer present.

Where recoverable amounts are based on estimated future cash flows, reflecting Equinor’s, market participants’ and other external sources’ assumptions about the future and discounted to their present value, the estimates involve complexity. Impairment testing requires long-term assumptions to be made concerning a number of economic factors such as future market prices, refinery margins, foreign currency exchange rates and future output, discount rates, impact of the timing of tax incentive regulations, and political and country risk among others, in order to establish relevant future cash flows. Long-term assumptions for major economic factors are made at a group level, and there is a high degree of reasoned judgement involved in establishing these assumptions, in determining other relevant factors such as forward price curves, in estimating production outputs and in determining the ultimate terminal value of an asset. The phase and strength of the energy transition and the ambition of a net-zero emission by 2050 in accordance with the Paris Agreement is uncertain and will impact management assessment of future commodity prices and consequently the value of Equinor’s oil and gas assets. A global tax on CO2 emissions will have a negative impact on the valuation of Equinor’s oil and gas assets, but this risk is partially mitigated by Equinor’s currently applied internal carbon price of USD 56 per tonne carbon dioxide equivalent to all potential projects and investments. In countries where the actual or predicted carbon price is higher (such as in Norway where both a CO2 tax and the EU Emission Trading System apply), Equinor applies the actual or expected cost. The Norwegian government has in 2021 announced their intentions to increase the tax on CO2 emissions from NOK 590 per tonne to NOK 2000 per tonne by the year 2030. Compared to Equinor’s estimates at 31 December 2020, it is expected that the cost increase for Equinor for the year 2030 will be approximately USD 0.4 billion pre-tax. Such an increase will affect the value-in-use calculations used for impairment evaluations for assets where this tax applies.

Asset retirement obligations

Equinor has significant obligations to decommission and remove offshore installations at the end of the production period. Establishing the appropriate estimates for such obligations involve the application of judgement and involve an inherent risk of significant adjustments. The costs of decommissioning and removal activities require revisions due to changes in current regulations and technology while considering relevant risks and uncertainties. Most of the removal activities are many years into the future, and the removal technology and costs are constantly changing. The speed of the transition to new renewable energy may also influence the timing of the production period, hence the timing of the removal activities. The estimates include assumptions of norms, rates and time required which can vary considerably depending on the assumed removal complexity. Moreover, changes in the discount rate and foreign currency exchange rates may impact the estimates significantly. As a result, the initial recognition of the liability and the capitalised cost associated with decommissioning and removal obligations, and the subsequent adjustment of these balance sheet items, involve the application of significant judgement.

Income tax

Every year Equinor incurs significant amounts of income taxes payable to various jurisdictions around the world and may recognize significant changes to deferred tax assets and deferred tax liabilities. There may be uncertainties related to interpretations of applicable tax laws and regulations regarding amounts in Equinor’s tax returns, which are filed in a considerable number of tax regimes. For cases of uncertain tax treatments, it may take several years to complete the discussions with relevant tax authorities or to reach resolutions of the appropriate tax positions through litigation.

The carrying values of income tax related assets and liabilities are based on Equinor's interpretations of applicable laws, regulations and relevant court decisions. The quality of these estimates, including the most likely outcomes of uncertain tax treatments, is highly dependent upon proper application of at times very complex sets of rules, the recognition of changes in applicable rules and, in the case of deferred tax assets, management's ability to project future earnings from activities that may apply loss carry forward positions against future income taxes.

The Covid-19 pandemic has increased the uncertainty in determining key business assumptions used to assess the recoverability of deferred tax assets through sufficient future taxable income before tax losses expire. Climate-related matters and the transition to carbon-neutral energy-consumption globally could also influence Equinor’s future taxable profits, and ability to utilise tax losses carried forward and the recognition of deferred tax assets in certain tax jurisdictions.

Levies and other government takes

Equinor has a global business and these activities are subject to different indirect taxes in various jurisdictions around the world. In these jurisdictions, governments can respond to global or local development, including climate related matters, public fiscal balance and other political trends by issuing new laws or other regulations stipulating changes in value added tax, tax on emissions, customs duties or other levies which can affect profitability and even the viability on Equinor’s business in that jurisdiction. Equinor mitigates this risk by using local legal representatives and staying up to date with the legislation in the jurisdictions where activities are carried out. Occasionally, legal disputes arise from difference in interpretations and we refer to note 23 Other commitments, contingent liabilities and contingent assets for a presentation of contingent liabilities arising from such legal proceedings.